UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2012



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2012

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.

48459-0213

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PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc, Deutsche Bank AG, Dexia Credit Local, or JPMorgan Chase & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

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1  | USAA Tax Exempt Intermediate-Term Fund
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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2012 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (86.6%)

            ALABAMA (0.8%)
$      345  Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                          4.88%     11/15/2018     $      345
    16,340  Montgomery Medical Clinic Board                  4.75       3/01/2026         16,600
     5,000  Prattville IDB                                   5.15       9/01/2013          5,119
     5,000  Private Colleges and Universities
              Facilities Auth. (INS)                         4.75       9/01/2026          5,189
                                                                                      ----------
                                                                                          27,253
                                                                                      ----------
            ARIZONA (2.7%)
    20,310  Apache County IDA (a)                            4.50       3/01/2030         21,289
     1,170  Health Facilities Auth.                          4.50       4/01/2016          1,214
       425  Health Facilities Auth.                          5.00       4/01/2017            443
     1,150  Health Facilities Auth.                          4.75       4/01/2025          1,179
     6,000  Health Facilities Auth.                          5.00       2/01/2027          6,668
     2,500  Maricopa County Union High School
              District No. 210 (INS)                         4.50       7/01/2024          2,688
    15,000  Mohave County IDA                                7.50       5/01/2019         18,205
     3,270  Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                         4.50 (b)   7/01/2024          3,921
     2,115  Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                         4.54 (b)   7/01/2025          2,553
     2,680  Pima County IDA                                  4.50       6/01/2030          2,803
     2,000  Pinal County IDA (INS)                           5.25      10/01/2020          2,114
     1,250  Pinal County IDA (INS)                           5.25      10/01/2022          1,303
     2,000  Pinal County IDA (INS)                           4.50      10/01/2025          2,011
     3,540  State (INS)                                      5.00      10/01/2019          4,238
     7,275  State (INS)                                      5.25      10/01/2020          8,794
     1,535  State Univ. (INS)                                5.00       9/01/2024          1,655
     7,180  Univ. Medical Center Corp.                       5.00       7/01/2022          7,494
                                                                                      ----------
                                                                                          88,572
                                                                                      ----------
            ARKANSAS (0.6%)
     3,125  Baxter County                                    5.00       9/01/2026          3,254
     6,230  Independence County                              5.00       1/01/2021          6,252
     4,000  Independence County (INS)                        4.90       7/01/2022          4,147
     4,905  Jefferson County                                 4.60      10/01/2017          4,915
                                                                                      ----------
                                                                                          18,568
                                                                                      ----------
            CALIFORNIA (12.4%)
     1,510  Cerritos Community College District              5.02 (c)   8/01/2025            932
     1,000  Cerritos Community College District              5.24 (c)   8/01/2027            553
     1,000  Cerritos Community College District              5.41 (c)   8/01/2028            525
    10,000  Chabot-Las Positas Community College
              District (INS)                                 4.85 (c)   8/01/2022          6,675
     5,000  Chabot-Las Positas Community College
              District (INS)                                 4.88 (c)   8/01/2023          3,141

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3  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    5,000  City and County of San Francisco Airport
              Commission                                     5.25%      5/01/2022     $    5,990
     7,000  City and County of San Francisco Airport
              Commission                                     5.25       5/01/2023          8,363
     2,000  Coronado Community Dev. Agency (INS)             5.00       9/01/2024          2,145
     6,810  El Camino Community College District             4.25 (c)   8/01/2026          4,136
     7,665  El Camino Community College District             4.42 (c)   8/01/2027          4,436
     5,500  El Camino Community College District             4.58 (c)   8/01/2028          2,983
    46,605  Golden State Tobacco Securitization Corp. (INS)  4.17 (c)   6/01/2025         29,936
     4,790  Health Facilities Financing Auth.                5.13       7/01/2022          5,168
     2,000  Health Facilities Financing Auth.                5.00       8/15/2027          2,353
     5,000  Health Facilities Financing Auth.                5.25       8/15/2031          5,876
     5,000  Irvine USD Special Tax District (INS)            5.25       9/01/2019          5,942
     2,500  Irvine USD Special Tax District (INS)            4.50       9/01/2020          2,846
     6,745  Kern County Board of Education (INS)             5.00       6/01/2026          7,051
     1,300  Los Angeles County                               5.00       3/01/2023          1,540
    20,000  Los Angeles Department of Water and
              Power (INS) (a)                                4.75       7/01/2025         21,978
     5,000  Public Works Board (PRE)                         5.50       6/01/2019          5,237
     6,400  Public Works Board                               5.50       4/01/2021          7,805
     6,755  Public Works Board                               5.60       4/01/2022          8,128
     3,000  Public Works Board                               5.13       3/01/2023          3,477
     3,130  Public Works Board                               5.75       4/01/2023          3,769
     1,185  Public Works Board                               5.00      11/01/2023          1,415
     2,500  Public Works Board                               5.25       3/01/2024          2,882
     2,000  Public Works Board                               5.00      11/01/2024          2,347
     2,000  Public Works Board                               5.38       3/01/2025          2,299
    10,000  Public Works Board                               5.00       4/01/2028         11,384
     7,000  Public Works Board                               5.00      11/01/2028          8,021
     5,000  Public Works Board                               5.00       4/01/2029          5,670
    22,095  Public Works Board                               5.00      11/01/2029         25,216
     1,430  Sacramento Financing Auth. (INS)                 5.00      12/01/2024          1,534
    15,265  Sacramento Municipal Utility District
              Financing Auth. (INS)                          4.75       7/01/2024         16,170
    10,000  Sacramento Municipal Utility District
              Financing Auth.                                5.13       7/01/2029         10,648
     4,720  Salinas Union High School District (INS)         4.37 (c)   6/01/2016          4,465
     2,000  Salinas Union High School District (INS)         4.37 (c)  10/01/2016          1,873
     3,525  San Bernardino County Redevelopment
              Agency (INS)                                   5.00       9/01/2025          3,544
     2,395  San Diego USD (INS)                              4.50       7/01/2025          2,628
     5,000  San Francisco City and County Airport            4.90       5/01/2029          5,713
     3,000  San Jose USD (INS)                               4.50       6/01/2024          3,192
     7,065  Santa Clara County Financing Auth. (INS)         4.75       5/15/2023          7,871
     7,400  Santa Clara County Financing Auth. (INS)         4.75       5/15/2024          8,224
     7,750  Santa Clara County Financing Auth. (INS)         4.75       5/15/2025          8,551
     2,175  Semitropic Improvement District (INS) (PRE)      5.25      12/01/2018          2,377
     2,500  Solano Community College District (INS)          4.85 (c)   8/01/2023          1,560
     4,735  Solano Community College District (INS)          4.88 (c)   8/01/2024          2,786
     4,035  South Orange County Public Financing
              Auth.  (INS)                                   5.00       8/15/2022          4,198
     4,920  South Orange County Public Financing
              Auth. (INS)                                    5.00       8/15/2025          5,082
    20,000  State                                            5.25      10/01/2022         24,559
    27,445  State                                            5.75       4/01/2027         32,759
     3,120  Statewide Communities Dev. Auth.                 5.00       5/15/2021          3,318
     3,275  Statewide Communities Dev. Auth.                 5.00       5/15/2022          3,457
     3,440  Statewide Communities Dev. Auth.                 5.00       5/15/2023          3,615
     3,610  Statewide Communities Dev. Auth.                 5.00       5/15/2024          3,799
     3,795  Statewide Communities Dev. Auth.                 5.00       5/15/2025          3,979
     1,000  Statewide Communities Dev. Auth.                 5.13       5/15/2031          1,099
    14,060  Tobacco Securitization Auth.                     4.75       6/01/2025         14,086
     3,470  Tuolumne Wind Project Auth.                      5.00       1/01/2022          4,048
    10,000  Upland City                                      6.00       1/01/2026         11,789
     2,000  Washington Township Health Care District         5.75       7/01/2024          2,286

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,500  Washington Township Health Care District         5.00%     7/01/2025      $    3,833
                                                                                      ----------
                                                                                         413,262
                                                                                      ----------
            COLORADO (2.3%)
     5,000  Adams and Arapahoe Counties Joint School
              District No. 28J                               3.20 (c)  12/01/2022          3,945
     4,500  Adams County (INS)                               4.38       9/01/2017          4,801
    10,000  Denver City and County                           5.00      11/15/2025         11,971
    30,955  Denver Health and Hospital Auth.                 4.75      12/01/2027         31,952
     1,000  Health Facilities Auth.                          5.25       6/01/2023          1,076
    10,000  Regional Transportation District                 5.00       6/01/2025         11,394
     9,045  State (INS) (PRE)                                5.00      11/01/2023         10,174
                                                                                      ----------
                                                                                          75,313
                                                                                      ----------
            CONNECTICUT (0.2%)
    16,500  Mashantucket (Western) Pequot Tribe (d),(e)      5.75       9/01/2018          7,122
                                                                                      ----------
            DELAWARE (0.2%)
     1,495  Health Facilities Auth. (INS)                    4.80       5/01/2017          1,496
     1,830  Health Facilities Auth. (INS)                    4.90       5/01/2018          1,831
     1,000  Health Facilities Auth. (INS)                    5.00       5/01/2019          1,001
     1,515  Health Facilities Auth. (INS)                    5.05       5/01/2020          1,516
                                                                                      ----------
                                                                                           5,844
                                                                                      ----------
            DISTRICT OF COLUMBIA (1.0%)
     7,000  District of Columbia (INS)                       5.00       1/01/2025          7,642
     3,870  District of Columbia                             5.63      10/01/2025          4,540
     5,000  District of Columbia                             5.75      10/01/2026          5,869
     7,930  District of Columbia (INS)                       4.75       5/01/2027          7,626
     6,000  District of Columbia                             5.75      10/01/2027          7,021
                                                                                      ----------
                                                                                          32,698
                                                                                      ----------
            FLORIDA (7.6%)
     5,165  Brevard County School Board (INS)                5.00       7/01/2025          5,642
     2,500  Broward County Airport System                    5.00      10/01/2024          2,882
     6,500  Broward County School Board (INS)                5.00       7/01/2023          7,085
     4,000  Broward County School Board (INS)                5.00       7/01/2024          4,338
     3,710  Broward County School Board (INS)                5.00       7/01/2025          3,924
     3,270  Flagler County School Board (INS)                5.00       8/01/2025          3,582
     8,000  Hillsborough County IDA                          5.65       5/15/2018          9,523
     4,250  Indian River County School Board (INS)           5.00       7/01/2024          4,595
     3,500  Jacksonville                                     5.00      10/01/2028          4,168
     5,000  JEA St. Johns River Power Park (INS)             5.00      10/01/2020          5,482
     2,500  Lee County                                       5.00      10/01/2023          3,035
     2,700  Lee County                                       5.00      10/01/2024          3,299
     7,245  Lee County IDA                                   5.00      10/01/2028          7,136
    10,535  Lee County School Board (INS)                    5.00       8/01/2027         11,439
     6,465  Lee County School Board (INS)                    5.00       8/01/2028          7,001
     4,010  Miami Beach City Health Facilities Auth.         5.00      11/15/2029          4,414
     7,500  Miami-Dade County                                3.75      12/01/2018          8,172
     1,670  Miami-Dade County (INS)                          5.00       4/01/2022          1,810
     2,805  Miami-Dade County (INS)                          5.00       4/01/2023          3,040
     8,375  Miami-Dade County (INS)                          4.75      11/01/2023          9,215
     2,345  Miami-Dade County, 5.00%, 10/01/2013 (INS)       4.54 (b)  10/01/2024          2,407
     9,830  Miami-Dade County (INS)                          4.75      11/01/2024         10,663
     3,670  Miami-Dade County, 5.00%, 10/01/2013 (INS)       4.57 (b)  10/01/2025          3,755
     2,000  Miami-Dade County                                5.00      10/01/2025          2,372
     6,440  Miami-Dade County                                5.00      10/01/2026          7,429
     2,500  Miami-Dade County (INS)                          5.00      10/01/2026          2,736
     7,000  Miami-Dade County                                5.00      10/01/2027          8,045
    10,000  Miami-Dade County School Board (INS)             5.00       2/01/2024         11,277

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5  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   12,000  Miami-Dade County School Board (INS)             5.25%      5/01/2025     $   14,067
    12,000  Orange County Health Facility Auth.              5.25      10/01/2022         13,904
     5,000  Orange County Health Facility Auth.              5.38      10/01/2023          5,784
     6,855  Palm Beach County Health Facilities Auth. (INS)  5.00      12/01/2021          6,845
     7,595  Palm Beach County Health Facilities Auth.        5.00      11/15/2023          8,468
       650  Palm Beach County School Board (INS)             5.00       8/01/2022            721
     1,995  Pinellas County Educational Facilities Auth.     5.00      10/01/2021          2,288
     1,080  Pinellas County Educational Facilities Auth.     4.00      10/01/2022          1,133
     1,415  Pinellas County Educational Facilities Auth.     4.00      10/01/2023          1,469
     2,045  Pinellas County Educational Facilities Auth.     5.38      10/01/2026          2,322
     1,895  Pinellas County Educational Facilities Auth.     5.00      10/01/2027          2,102
     2,615  Pinellas County Educational Facilities Auth.     6.50      10/01/2031          3,143
     8,970  Sunshine State Governmental Financing
              Commission                                     5.00       9/01/2019         10,445
     5,525  Sunshine State Governmental Financing
              Commission                                     5.00       9/01/2020          6,488
     1,055  Sunshine State Governmental Financing
              Commission (INS)                               5.00       9/01/2021          1,271
     4,585  Volusia County School Board (INS)                5.00       8/01/2022          4,871
     4,920  Volusia County School Board (INS)                5.00       8/01/2023          5,215
     5,165  Volusia County School Board (INS)                5.00       8/01/2024          5,451
                                                                                      ----------
                                                                                         254,453
                                                                                      ----------
            GEORGIA (0.7%)
    10,000  Burke County Dev. Auth.                          7.00       1/01/2023         11,903
     4,000  Glynn-Brunswick Memorial Hospital Auth.          5.25       8/01/2023          4,493
     3,000  Private Colleges and Universities Auth.          5.25      10/01/2027          3,454
     2,000  Private Colleges and Universities Auth.          5.25      10/01/2027          2,312
                                                                                      ----------
                                                                                          22,162
                                                                                      ----------
            GUAM (0.1%)
     1,000  Power Auth.                                      5.00      10/01/2027          1,152
     1,000  Power Auth.                                      5.00      10/01/2030          1,131
                                                                                      ----------
                                                                                           2,283
                                                                                      ----------
            IDAHO (0.0%)
     1,000  Univ. of Idaho (INS)                             4.75       4/01/2022          1,006
                                                                                      ----------
            ILLINOIS (6.8%)
     1,000  Bedford Park Village                             4.60      12/01/2017          1,074
     3,240  Bedford Park Village                             4.80      12/01/2020          3,430
     3,085  Bedford Park Village                             4.90      12/01/2023          3,225
     5,140  Channahon                                        6.88       1/01/2020          5,146
     4,360  Chicago                                          6.63      12/01/2022          4,468
    30,000  Chicago (INS)                                    4.45 (c)   1/01/2023         20,987
     4,925  Chicago Board of Education (INS)                 4.82 (c)  12/01/2013          4,892
     7,000  Chicago-O'Hare International Airport (INS)       5.00       1/01/2021          7,691
    10,000  Chicago-O'Hare International Airport (INS)       5.00       1/01/2022         11,059
     9,000  Chicago-O'Hare International Airport             5.25       1/01/2024         10,514
     2,370  Finance Auth.                                    5.50       5/01/2017          2,652
     4,340  Finance Auth.                                    5.75       5/01/2018          5,029
    14,360  Finance Auth.                                    5.00       2/15/2019         16,088
     2,080  Finance Auth.                                    5.00       2/15/2020          2,354
     1,710  Finance Auth.                                    5.00       2/15/2022          1,889
       750  Finance Auth.                                    5.25       4/01/2022            788
     2,000  Finance Auth.                                    5.00       4/01/2023          1,995
     3,400  Finance Auth. (INS)                              5.00      11/01/2023          3,724
    14,935  Finance Auth. (INS)                              5.00      11/15/2023         15,373
     7,140  Finance Auth.                                    5.13       2/15/2025          7,754
     4,165  Finance Auth.                                    5.00       4/01/2025          4,110
     8,210  Finance Auth.                                    4.50       5/15/2025          9,025
     7,665  Finance Auth.                                    5.38       8/15/2026          8,918

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    8,000  Finance Auth.                                    4.50%     11/15/2026     $    8,132
     1,750  Finance Auth.                                    5.40       4/01/2027          1,843
       590  Housing Dev. Auth.                               4.55       7/01/2021            616
       365  Housing Dev. Auth.                               4.60       7/01/2023            378
     3,495  Lake County Community Unit School
              District (INS) (ETM)                           5.13 (c)  12/01/2016          3,395
     4,555  Lake County Community Unit School
              District (INS)                                 5.13 (c)  12/01/2016          4,209
     2,500  Metropolitan Pier and Exposition Auth. (INS)     5.20       6/15/2017          2,925
     2,500  Metropolitan Pier and Exposition Auth. (INS)     5.30       6/15/2018          2,934
     4,000  Metropolitan Pier and Exposition Auth. (INS)     5.40       6/15/2019          4,693
     5,000  Metropolitan Pier and Exposition Auth. (INS)     5.70 (c)   6/15/2026          2,879
     2,000  Northeastern Illinois Univ.                      4.75      10/01/2025          2,110
     7,095  Railsplitter Tobacco Settlement Auth.            5.00       6/01/2018          8,266
    10,000  Railsplitter Tobacco Settlement Auth.            5.50       6/01/2023         11,960
     5,000  State (INS)                                      5.00       1/01/2021          5,693
    14,070  Will County Forest Preserve District (INS)       5.40 (c)  12/01/2017         13,161
                                                                                      ----------
                                                                                         225,379
                                                                                      ----------
            INDIANA (1.9%)
     1,470  Finance Auth.                                    5.00       5/01/2024          1,712
    20,000  Finance Auth. (INS) (a)                          4.55      12/01/2024         21,146
     1,200  Finance Auth.                                    5.00       5/01/2027          1,378
     1,900  Finance Auth.                                    5.00      10/01/2027          2,078
     5,000  Finance Auth.                                    5.00       6/01/2032          5,312
     4,000  Health and Educational Facility Financing Auth.  5.00       2/15/2021          4,418
     8,375  Health and Educational Facility Financing Auth.  5.00       2/15/2022          9,232
     3,000  Jasper County (INS)                              5.85       4/01/2019          3,546
     4,950  Municipal Power Agency (INS)                     5.25       1/01/2017          4,951
     2,100  Municipal Power Agency (INS)                     5.25       1/01/2018          2,100
     6,000  Rockport (INS)                                   4.63       6/01/2025          6,232
     6,181  St. Joseph County, acquired 12/17/1998;
              cost $6,119 (e),(f)                            5.75       2/15/2019            743
     1,500  Vanderburgh County Redevelopment District        5.00       2/01/2026          1,566
                                                                                      ----------
                                                                                          64,414
                                                                                      ----------
            IOWA (0.9%)
     9,190  Finance Auth. (INS)                              5.00       7/01/2014          9,745
     1,325  Finance Auth. (INS)                              5.00      12/01/2021          1,373
     1,390  Finance Auth. (INS)                              5.00      12/01/2022          1,432
     1,460  Finance Auth. (INS)                              5.00      12/01/2023          1,497
     1,535  Finance Auth. (INS)                              5.00      12/01/2024          1,566
     1,610  Finance Auth. (INS)                              5.00      12/01/2025          1,637
     1,690  Finance Auth. (INS)                              5.00      12/01/2026          1,714
     2,475  Waterloo Community School District               5.00       7/01/2024          2,765
     2,775  Waterloo Community School District               5.00       7/01/2025          3,080
     4,510  Waterloo Community School District               5.00       7/01/2027          4,968
                                                                                      ----------
                                                                                          29,777
                                                                                      ----------
            KANSAS (0.3%)
    13,595  Wyandotte County                                 5.55 (c)   6/01/2021          8,854
                                                                                      ----------
            KENTUCKY (0.9%)
     7,500  Economic Dev. Finance Auth. (INS)                5.75      12/01/2028          8,383
     3,830  Louisville/Jefferson County Metro Government     5.00      12/01/2022          4,679
     2,760  Louisville/Jefferson County Metro Government     5.00      12/01/2023          3,342
     7,160  Louisville/Jefferson County Metro Government     5.00      12/01/2024          8,598
     3,725  Pikeville City Hospital Improvement              5.75       3/01/2026          4,351
                                                                                      ----------
                                                                                          29,353
                                                                                      ----------

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            LOUISIANA (1.9%)
$    2,750  Jefferson Parish Hospital District No. 1 (INS)   5.50%      1/01/2026     $    3,130
     3,000  Jefferson Parish Hospital District No. 1 (INS)   5.38       1/01/2031          3,320
     3,750  Local Government Environmental Facilities and
              Community Dev. Auth.                           6.50       8/01/2029          4,414
     2,000  Office Facilities Corp. (INS) (PRE)              5.25      11/01/2018          2,083
    20,000  Public Facilities Auth.                          5.00       9/01/2028         21,585
     2,440  Terrebonne Parish Hospital Service
              District No. 1                                 5.00       4/01/2022          2,772
     2,570  Terrebonne Parish Hospital Service
              District No. 1                                 5.00       4/01/2023          2,890
     2,000  Terrebonne Parish Hospital Service
              District No. 1                                 4.65       4/01/2024          2,172
     4,250  Terrebonne Parish Hospital Service
              District No. 1                                 5.00       4/01/2028          4,648
     9,000  Transportation Auth. (INS)                       4.38      12/01/2023          9,027
     9,000  Transportation Auth. (INS)                       4.38      12/01/2024          9,026
                                                                                      ----------
                                                                                          65,067
                                                                                      ----------
            MAINE (0.4%)
    11,500  Health and Higher Educational Facilities Auth.   6.00       7/01/2026         13,645
     1,500  Jay                                              4.85       5/01/2019          1,563
                                                                                      ----------
                                                                                          15,208
                                                                                      ----------
            MARYLAND (0.3%)
     1,245  Community Dev. Administration                    5.88       7/01/2016          1,249
     2,500  EDC                                              6.20       9/01/2022          3,063
     5,000  Health and Higher Educational Facilities Auth.   6.00       1/01/2028          5,541
                                                                                      ----------
                                                                                           9,853
                                                                                      ----------
            MASSACHUSETTS (1.2%)
     3,110  Health and Educational Facilities Auth.          5.00       7/01/2019          3,506
     9,000  Health and Educational Facilities Auth.          6.00       7/01/2024         10,610
     4,000  Health and Educational Facilities Auth.          5.00       7/15/2027          4,115
     5,545  Massachusetts Bay Transportation Auth.           4.60 (c)   7/01/2022          4,013
     5,000  Massachusetts Bay Transportation Auth.           4.70 (c)   7/01/2024          3,236
     1,600  Massachusetts Bay Transportation Auth.           4.73 (c)   7/01/2025            979
       640  Massachusetts Dev. Finance Agency                5.00       7/01/2020            738
     1,480  Massachusetts Dev. Finance Agency                5.00       7/01/2022          1,710
     4,500  Massachusetts Dev. Finance Agency                6.25       1/01/2027          5,428
     1,720  Massachusetts Dev. Finance Agency                5.00       7/01/2027          1,912
     2,000  Massachusetts Dev. Finance Agency                5.00       7/01/2030          2,219
       110  Water Pollution Abatement Trust                  4.75       8/01/2025            121
                                                                                      ----------
                                                                                          38,587
                                                                                      ----------
            MICHIGAN (2.3%)
    18,000  Building Auth. (INS)                             4.81 (c)  10/15/2022         12,217
    25,000  Dickinson County EDC                             4.80      11/01/2018         26,124
    10,000  Grand Traverse County Hospital Finance Auth.     5.00       7/01/2029         11,122
     2,675  Hospital Finance Auth.                           5.00      11/15/2019          2,969
     3,400  Hospital Finance Auth.                           5.00      11/15/2022          3,703
    12,000  Kent Hospital Finance Auth.                      5.00      11/15/2029         13,661
     3,000  State Trunk Line Fund                            5.00      11/01/2019          3,688
     2,000  State Trunk Line Fund                            5.00      11/01/2020          2,439
                                                                                      ----------
                                                                                          75,923
                                                                                      ----------
            MINNESOTA (1.3%)
     1,080  Chippewa County                                  5.38       3/01/2022          1,153
     5,120  Chippewa County                                  5.50       3/01/2027          5,420

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   18,015  Cohasset (a)                                     4.95%      7/01/2022     $   18,595
     2,500  Higher Education Facilities Auth.                4.50      10/01/2027          2,707
     3,000  Municipal Power Agency                           4.38      10/01/2025          3,236
     7,680  St. Paul Housing and Redevelopment Auth.         5.15      11/15/2020          8,066
     3,500  St. Paul Housing and Redevelopment Auth.         5.25       5/15/2026          3,708
                                                                                      ----------
                                                                                          42,885
                                                                                      ----------
            MISSISSIPPI (0.3%)
     7,000  Dev. Bank (INS)                                  5.00       9/01/2030          8,183
     1,650  Hospital Equipment and Facilities Auth.          5.00      12/01/2016          1,785
     1,000  Hospital Equipment and Facilities Auth.          5.25      12/01/2021          1,061
                                                                                      ----------
                                                                                          11,029
                                                                                      ----------
            MISSOURI (0.9%)
    17,545  Cape Girardeau County Health Care
              Facilities IDA                                 5.00       6/01/2027         18,158
     1,000  Cass County                                      5.00       5/01/2022          1,037
     3,315  Cass County                                      5.38       5/01/2022          3,480
     2,000  Cass County                                      5.50       5/01/2027          2,080
     2,000  Dev. Finance Board                               4.75       6/01/2025          2,068
       945  Fenton City                                      4.50       4/01/2021            966
     1,760  Riverside IDA (INS)                              5.00       5/01/2020          1,921
     1,330  St. Joseph IDA                                   5.00       4/01/2027          1,422
                                                                                      ----------
                                                                                          31,132
                                                                                      ----------
            MONTANA (0.2%)
     6,500  Forsyth (INS)                                    4.65       8/01/2023          7,079
                                                                                      ----------
            NEVADA (0.7%)
     2,865  Clark County                                     5.00       5/15/2020          3,163
    18,000  Humboldt County                                  5.15      12/01/2024         20,222
                                                                                      ----------
                                                                                          23,385
                                                                                      ----------
            NEW JERSEY (2.7%)
    10,000  EDA                                              5.25       9/01/2019         12,262
     5,000  EDA (INS)                                        5.00       7/01/2022          5,282
    10,000  EDA                                              5.25       9/01/2022         12,109
     3,500  EDA                                              4.45       6/01/2023          3,929
     8,830  EDA                                              5.25       9/01/2023          9,744
     2,500  EDA                                              5.00       6/15/2026          2,845
     4,535  Essex County Improvement Auth. (INS)             6.00      11/01/2025          5,440
    20,000  State Turnpike Auth.                             5.00       1/01/2021         23,297
     5,000  Tobacco Settlement Financing Corp.               5.00       6/01/2017          5,699
     2,000  Transportation Trust Fund Auth.                  5.25      12/15/2017          2,269
     5,000  Transportation Trust Fund Auth. (INS)            5.25      12/15/2022          6,206
                                                                                      ----------
                                                                                          89,082
                                                                                      ----------
            NEW MEXICO (1.0%)
    20,000  Farmington Pollution Control                     4.70       5/01/2024         22,369
     4,890  Jicarilla Apache Nation (d)                      5.00       9/01/2018          5,049
     3,250  Jicarilla Apache Nation (d)                      5.50       9/01/2023          3,347
     4,000  Sandoval County                                  4.38       6/01/2020          4,262
                                                                                      ----------
                                                                                          35,027
                                                                                      ----------
            NEW YORK (8.3%)
     2,500  Albany IDA                                       5.75      11/15/2022          2,873
     1,490  Dormitory Auth.                                  5.75       7/01/2013          1,530
     1,500  Dormitory Auth.                                  5.25       7/01/2015          1,611
     4,000  Dormitory Auth.                                  5.20       2/15/2016          4,016

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    2,985  Dormitory Auth. (LOC - Allied Irish Banks plc)   4.40%      7/01/2016     $    3,008
     2,005  Dormitory Auth.                                  5.25       7/01/2016          2,148
     4,760  Dormitory Auth.                                  5.30       2/15/2017          4,777
     2,000  Dormitory Auth.                                  5.25       7/01/2017          2,145
    12,560  Dormitory Auth. (ETM)                            5.30       2/15/2019         14,800
     5,000  Dormitory Auth.                                  5.00       7/01/2020          5,573
     2,015  Dormitory Auth. (PRE)                            5.05       2/01/2022          2,063
    24,935  Dormitory Auth.                                  5.00       7/01/2022         27,601
     2,500  Dutchess County IDA                              4.50       8/01/2026          2,647
     1,805  East Rochester Housing Auth. (NBGA)              4.63       2/15/2017          1,828
    17,075  Long Island Power Auth.                          5.00       4/01/2023         20,134
    10,000  Metropolitan Transportation Auth.                6.25      11/15/2023         12,678
     2,500  Metropolitan Transportation Auth. (INS)          5.00      11/15/2024          2,869
     6,800  Metropolitan Transportation Auth.                5.00      11/15/2024          7,803
    16,565  Metropolitan Transportation Auth.                5.00      11/15/2024         18,804
     5,000  Monroe County IDC (NBGA)                         5.75       8/15/2030          6,198
       115  New York City                                    5.63       8/01/2015            115
       225  New York City                                    5.75       8/01/2016            228
     1,875  New York City (PRE)                              5.25      10/15/2019          1,949
     5,000  New York City                                    5.13      11/15/2022          6,052
     4,330  New York City                                    5.13      12/01/2022          5,129
     6,000  New York City                                    5.13      12/01/2023          7,107
    10,000  New York City                                    5.00       4/01/2024         11,232
     5,240  New York City                                    5.00       8/01/2024          6,108
     5,000  New York City                                    5.25      11/15/2024          6,049
     5,000  New York City                                    5.00       2/01/2025          5,837
     3,500  New York City Transitional Finance Auth.         5.00       1/15/2022          4,134
    25,000  New York City Transitional Finance Auth.         5.00       5/01/2026         29,716
    18,000  New York City Transitional Finance Auth.         5.00      11/01/2030         21,892
       575  Newburgh City                                    5.00       6/15/2023            607
     2,250  Niagara Area Dev. Corp.                          4.00      11/01/2024          2,287
     7,000  Rockland County                                  2.50       3/06/2013          7,009
     1,585  Rockland County                                  3.50      10/01/2021          1,618
     1,190  Rockland County                                  3.63      10/01/2022          1,218
     1,560  Rockland County                                  3.63      10/01/2023          1,588
     1,665  Rockland County                                  3.63      10/01/2024          1,677
     1,500  Suffolk County EDC                               5.00       7/01/2028          1,713
       775  Suffolk County IDA                               5.00      11/01/2013            795
     1,880  Suffolk County IDA                               5.00      11/01/2014          1,975
     1,000  Suffolk County IDA                               5.00      11/01/2015          1,071
     1,215  Tobacco Settlement Financing Corp.               5.50       6/01/2018          1,220
     2,600  Yonkers (INS)                                    5.00      10/01/2023          3,052
                                                                                      ----------
                                                                                         276,484
                                                                                      ----------
            NORTH CAROLINA (1.4%)
     4,885  Eastern Municipal Power Agency (PRE)             5.50       1/01/2015          4,885
     1,830  Eastern Municipal Power Agency (PRE)             5.50       1/01/2016          1,830
     1,000  Eastern Municipal Power Agency (PRE)             5.50       1/01/2017          1,000
     3,000  Eastern Municipal Power Agency                   5.00       1/01/2024          3,400
     5,000  Eastern Municipal Power Agency                   5.00       1/01/2026          5,712
     4,805  Medical Care Commission                          6.38       7/01/2026          5,704
     5,500  Medical Care Commission                          5.00       7/01/2027          5,823
     3,400  Municipal Power Agency No. 1                     5.50       1/01/2013          3,400
     2,000  Municipal Power Agency No. 1                     5.25       1/01/2020          2,337
     3,600  Turnpike Auth. (INS)                             5.00       1/01/2022          4,150
     3,330  Turnpike Auth. (INS)                             5.13       1/01/2024          3,803
     4,000  Wake County Industrial Facilities and Pollution
              Control Financing Auth.                        5.38       2/01/2017          4,051
                                                                                      ----------
                                                                                          46,095
                                                                                      ----------
            NORTH DAKOTA (0.5%)
     1,000  Grand Forks (INS)                                5.00      12/15/2022          1,101
    11,085  Grand Forks City Health Care System              5.00      12/01/2029         12,218

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    2,055  Williams County                                  5.00%     11/01/2021     $    2,125
                                                                                      ----------
                                                                                          15,444
                                                                                      ----------
            OHIO (1.7%)
     9,000  Air Quality Dev. Auth.                           5.70       8/01/2020         10,711
     3,000  American Municipal Power, Inc.                   5.00       2/15/2021          3,496
     2,760  American Municipal Power, Inc.                   5.00       2/15/2022          3,178
     7,165  Buckeye Tobacco Settlement Financing Auth.       5.13       6/01/2024          6,541
     2,000  Cleveland Airport System                         5.00       1/01/2030          2,262
     1,000  Cleveland Airport System                         5.00       1/01/2031          1,124
     2,400  Fairview Park (INS)                              4.13      12/01/2020          2,592
    10,000  Hamilton City (INS)                              4.65      10/15/2022         11,010
     4,365  Hamilton County                                  4.30 (c)  12/01/2025          2,629
     9,000  Hancock County Hospital Facilities               6.50      12/01/2030         10,928
     1,750  Miami County                                     5.25       5/15/2021          1,905
     2,000  Miami County                                     5.25       5/15/2026          2,130
                                                                                      ----------
                                                                                          58,506
                                                                                      ----------
            OKLAHOMA (1.2%)
     5,360  Cherokee Nation (INS) (d)                        4.60      12/01/2021          5,656
     6,880  Chickasaw Nation (d)                             5.38      12/01/2017          7,261
     5,000  Chickasaw Nation (d)                             6.00      12/01/2025          5,654
     3,895  Comanche County Hospital Auth. (INS)             5.25       7/01/2022          4,066
     3,000  Comanche County Hospital Auth. (INS)             5.25       7/01/2023          3,130
     1,400  Norman Regional Hospital Auth.                   5.50       9/01/2024          1,469
    13,100  Norman Regional Hospital Auth.                   5.00       9/01/2027         13,477
                                                                                      ----------
                                                                                          40,713
                                                                                      ----------
            OREGON (0.1%)
     1,000  Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)         4.58 (c)   6/15/2025            619
     5,900  Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)         4.59 (c)   6/15/2026          3,475
                                                                                      ----------
                                                                                           4,094
                                                                                      ----------
            PENNSYLVANIA (1.3%)
     1,410  Allegheny County Higher Education Building
              Auth.                                          5.13       3/01/2025          1,620
     1,000  Allegheny County IDA                             5.00       9/01/2021          1,028
     1,220  Allegheny County IDA                             5.10       9/01/2026          1,236
     5,000  Beaver County IDA                                2.15       3/01/2017          4,967
     1,000  Delaware County Auth.                            5.00      10/01/2025          1,090
     2,720  Delaware River Port Auth.                        5.00       1/01/2025          3,117
    13,000  Economic Development Financing Auth.             4.00      10/01/2023         14,064
     1,625  Higher Educational Facilities Auth.              5.00       7/01/2032          1,773
     7,370  Housing Finance Agency                           5.00      10/01/2025          8,088
     1,615  Lancaster County Hospital Auth.                  5.00      11/01/2026          1,702
     1,200  Montgomery County IDA                            5.00      11/15/2023          1,380
     2,750  Montgomery County IDA                            5.00      11/15/2024          3,124
     1,250  Public School Building Auth.                     5.00       4/01/2023          1,470
                                                                                      ----------
                                                                                          44,659
                                                                                      ----------
            PUERTO RICO (1.3%)
    15,000  Commonwealth (INS)                               5.00       7/01/2035         15,017
     5,750  Electric Power Auth.                             5.00       7/01/2029          5,778
    14,000  Government Dev. Bank                             4.75      12/01/2015         14,357
     2,600  Industrial, Tourist, Educational,
              Medical and Environmental Control
              Facilities Financing Auth.                     5.00       4/01/2027          2,623
     5,000  Sales Tax Financing Corp.                        5.25 (c)   8/01/2023          3,062

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    2,000  Sales Tax Financing Corp.                        5.45% (c)  8/01/2024     $    1,158
                                                                                      ----------
                                                                                          41,995
                                                                                      ----------
            RHODE ISLAND (0.4%)
       765  Health and Educational Building Corp. (INS)      5.50       5/15/2016            767
     5,500  Health and Educational Building Corp. (INS)      5.00       5/15/2026          5,923
     5,915  Housing and Mortgage Finance Corp.               4.65      10/01/2026          6,132
                                                                                      ----------
                                                                                          12,822
                                                                                      ----------
            SOUTH CAROLINA (1.4%)
     4,250  Georgetown County                                5.95       3/15/2014          4,470
     5,000  Georgetown County                                5.70       4/01/2014          5,252
     5,000  Lexington County Health Services District, Inc.  5.00      11/01/2024          5,686
     7,335  Lexington County Health Services District, Inc.  5.00      11/01/2026          8,237
     7,200  Piedmont Municipal Power Agency (INS)            5.00       1/01/2028          8,300
     2,700  Piedmont Municipal Power Agency (INS)            5.00       1/01/2028          3,112
     5,870  SCAGO Educational Facilities Corp. (INS)         4.75      12/01/2026          6,160
     6,325  SCAGO Educational Facilities Corp. (INS)         4.75      12/01/2026          6,565
                                                                                      ----------
                                                                                          47,782
                                                                                      ----------
            SOUTH DAKOTA (0.2%)
     1,700  Health and Educational Facilities Auth.          5.00      11/01/2024          1,890
     5,500  Housing Dev. Auth. (INS)                         5.15      11/01/2020          5,512
                                                                                      ----------
                                                                                           7,402
                                                                                      ----------
            TENNESSEE (0.8%)
     7,000  Jackson                                          5.25       4/01/2023          7,967
     2,125  Johnson City Health and Educational
              Facilities Board                               5.25       7/01/2026          2,261
     1,000  Nashville and Davidson County Health and
              Educational Facilities Board (INS)             5.10       8/01/2019          1,001
    14,750  Sullivan County Health, Educational and
              Housing Facilities Board                       5.25       9/01/2026         15,655
                                                                                      ----------
                                                                                          26,884
                                                                                      ----------
            TEXAS (12.0%)
     2,300  Austin (INS)                                     5.00      11/15/2024          2,550
     5,610  Austin Utility Systems (INS)                     5.15 (c)   5/15/2017          5,290
     1,855  Bastrop ISD (NBGA)                               5.55 (c)   2/15/2014          1,846
     3,030  Bastrop ISD (NBGA)                               5.55 (c)   2/15/2015          2,993
     3,055  Bastrop ISD (NBGA)                               5.60 (c)   2/15/2016          2,983
     3,155  Bastrop ISD (NBGA)                               5.60 (c)   2/15/2017          3,025
     4,350  Bexar County Health Facilities Dev. Corp.        5.00       7/01/2027          4,480
     4,240  Boerne ISD (NBGA)                                3.66 (c)   2/01/2026          2,721
     2,680  Central Regional Mobility Auth.,
              4.55%, 1/01/2014 (INS)                         4.55 (b)   1/01/2020          2,627
     3,445  Central Regional Mobility Auth.,
              4.60%, 1/01/2014 (INS)                         4.60 (b)   1/01/2021          3,356
       885  Central Regional Mobility Auth.                  5.90 (c)   1/01/2022            613
     7,000  Central Regional Mobility Auth.                  6.25 (c)   1/01/2024          4,339
     2,500  Central Regional Mobility Auth.                  5.75       1/01/2025          2,929
     2,535  Central Regional Mobility Auth.                  6.50 (c)   1/01/2026          1,392
     2,600  Conroe ISD (NBGA) (PRE)                          5.00       2/15/2023          2,852
     3,100  Conroe ISD (NBGA) (PRE)                          5.00       2/15/2024          3,400
     5,000  Dallas/Fort Worth International Airport          5.00      11/01/2028          5,759
     5,155  Dallas/Fort Worth International Airport          5.00      11/01/2029          5,914
    13,745  Denton ISD (NBGA)                                5.03 (c)   8/15/2023          9,138
    16,500  Denton ISD (NBGA)                                5.06 (c)   8/15/2024         10,384
     3,715  Ennis ISD (NBGA)                                 4.58 (c)   8/15/2025          2,326
     3,720  Ennis ISD (NBGA)                                 4.60 (c)   8/15/2026          2,186
    40,000  Harris County IDC                                5.00       2/01/2023         44,722

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    1,895  Hidalgo County Health Services Corp.             4.75%      8/15/2017     $    1,932
       350  Hidalgo County Health Services Corp.             5.00       8/15/2019            358
     3,805  Hidalgo County Health Services Corp.             5.00       8/15/2022          4,053
     1,785  Hidalgo County Health Services Corp.             5.00       8/15/2026          1,863
     4,000  Houston Airport System                           5.00       7/01/2024          4,590
     7,000  Houston Airport System                           5.00       7/01/2025          8,050
     4,955  Houston ISD Public Facility Corp. (INS)          5.35 (c)   9/15/2015          4,811
     3,635  Houston ISD Public Facility Corp. (INS)          5.35 (c)   9/15/2015          3,530
     6,955  Houston ISD Public Facility Corp. (INS)          5.38 (c)   9/15/2016          6,607
     2,635  Houston ISD Public Facility Corp. (INS)          5.38 (c)   9/15/2016          2,503
     3,885  Houston ISD Public Facility Corp. (INS)          5.40 (c)   9/15/2017          3,597
     2,485  Houston Public Improvement (INS) (PRE)           5.00       3/01/2019          2,504
       515  Houston Public Improvement (INS) (PRE)           5.00       3/01/2019            519
     2,200  Judson ISD (INS)                                 5.00       2/01/2023          2,302
     1,500  Judson ISD (INS)                                 5.00       2/01/2024          1,569
       105  La Porte ISD (INS)                               5.00       2/15/2022            114
     1,490  La Porte ISD (INS) (PRE)                         5.00       2/15/2022          1,634
       225  La Porte ISD (INS)                               5.00       2/15/2024            243
     3,310  La Porte ISD (INS) (PRE)                         5.00       2/15/2024          3,631
     2,420  Lewisville (INS)                                 5.38       9/01/2015          2,444
     4,555  Lower Colorado River Auth. (INS)                 4.38       5/15/2025          4,957
     2,000  Lower Colorado River Auth. (INS)                 4.38       5/15/2026          2,177
     1,820  Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $1,850 (f)                     5.85       2/15/2018          1,832
     3,425  Mesquite Health Facilities Dev. Corp.            5.50       2/15/2025          3,539
     2,040  Midlothian Dev. Auth. (INS)                      5.00      11/15/2018          2,146
     2,235  Midlothian Dev. Auth. (INS)                      5.00      11/15/2021          2,297
     7,990  Midlothian Dev. Auth.                            6.00      11/15/2024          8,079
     1,695  Midlothian Dev. Auth. (INS)                      5.00      11/15/2026          1,717
     2,420  Midlothian Dev. Auth.                            5.13      11/15/2026          2,437
     2,155  New Braunfels ISD (NBGA)                         3.04 (c)   2/01/2023          1,654
     2,500  North Texas Tollway Auth.                        6.00       1/01/2023          2,972
    15,000  North Texas Tollway Auth.                        6.00       1/01/2025         17,730
     1,220  Nueces River Auth. (INS)                         5.00       7/15/2023          1,330
     1,530  Nueces River Auth. (INS)                         5.00       7/15/2024          1,666
     2,965  Plano ISD (NBGA)                                 4.50       2/15/2023          3,197
     2,000  Red River Education Finance Corp.                4.38       3/15/2025          2,180
     3,000  Red River Education Finance Corp.                4.38       3/15/2026          3,238
     8,395  Rockwall ISD (NBGA)                              5.14 (c)   2/15/2022          5,895
     9,205  Sabine River Auth. (INS)                         4.95       3/01/2018         10,196
     2,000  San Leanna Education Facilities Corp.            5.00       6/01/2018          2,221
     1,965  San Leanna Education Facilities Corp.            5.13       6/01/2023          2,129
     1,000  San Leanna Education Facilities Corp.            5.13       6/01/2024          1,076
     1,545  San Leanna Education Facilities Corp.            5.13       6/01/2025          1,654
     5,200  Schertz-Cibolo-Universal City ISD (NBGA)         4.86 (c)   2/01/2023          3,435
     3,320  State                                            5.00       8/01/2016          3,553
     3,750  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.25      11/15/2022          4,041
     1,100  Tarrant County Cultural Education Facilities
              Finance Corp.                                  6.00      11/15/2026          1,177
     8,300  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.13       5/15/2027          8,505
     1,675  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2017          1,689
     6,325  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2017          6,378
       415  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2019            419
     1,585  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2019          1,598
       415  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2020            419
     1,585  Tarrant Regional Water District (INS) (PRE)      5.25       3/01/2020          1,598
     5,000  Tarrant Regional Water District (INS)            4.38       3/01/2021          5,417
     7,000  Transportation Commission                        4.38       4/01/2025          7,681
    13,000  Transportation Commission                        4.50       4/01/2026         14,219
    10,000  Tyler Health Facilities Dev. Corp                5.50       7/01/2027         11,471
     1,500  Tyler Health Facilities Dev. Corp.               5.25       7/01/2013          1,530
     7,170  Tyler Health Facilities Dev. Corp.               5.25      11/01/2019          8,094
     7,945  Tyler Health Facilities Dev. Corp.               5.25      11/01/2021          8,885

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,360  Tyler Health Facilities Dev. Corp.                5.25%    11/01/2022     $    3,737
     3,800  Tyler Health Facilities Dev. Corp.                5.25     11/01/2023          4,204
     8,745  Tyler Health Facilities Dev. Corp.                5.25      7/01/2026          9,332
    10,000  Univ. of Texas Board of Regents                   4.25      8/15/2025         10,812
     1,795  Weatherford ISD (NBGA)                            4.73 (c)  2/15/2023          1,232
     1,795  Weatherford ISD (NBGA)                            4.77 (c)  2/15/2024          1,172
     5,970  Williamson County (INS)                           5.13      2/15/2022          6,869
     1,385  Wylie ISD (NBGA)                                  5.00 (c)  8/15/2014          1,374
     1,690  Wylie ISD (NBGA)                                  5.10 (c)  8/15/2015          1,662
                                                                                      ----------
                                                                                         401,501
                                                                                      ----------
            UTAH (0.4%)
    18,631  Jordanelle Special Service District, acquired
              6/18/2009; cost $18,632 (d),(f)                12.00      8/01/2030         13,338
                                                                                      ----------
            VERMONT (0.3%)
     9,000  EDA                                               5.00     12/15/2020         10,564
                                                                                      ----------
            VIRGINIA (1.1%)
     1,750  Albemarle County IDA                              5.00      1/01/2024          1,811
     2,290  College Building Auth.                            5.00      6/01/2021          2,435
    11,280  College Building Auth.                            5.00      6/01/2026         11,779
    15,207  Farms of New Kent Community Dev. Auth. (g)        5.13      3/01/2036          8,489
    10,000  Roanoke County EDA                                5.00      7/01/2025         11,367
     1,000  Small Business Financing Auth.                    5.13      9/01/2022          1,069
                                                                                      ----------
                                                                                          36,950
                                                                                      ----------
            WASHINGTON (0.2%)
       775  Higher Education Facilities Auth.                 5.20     10/01/2017            778
     5,000  King County Housing Auth. (INS)                   5.20      7/01/2018          5,004
                                                                                      ----------
                                                                                           5,782
                                                                                      ----------
            WISCONSIN (1.4%)
     8,300  Health and Educational Facilities Auth.           5.13      2/15/2026          8,704
     7,000  Health and Educational Facilities Auth.           5.00      7/15/2026          7,929
     1,500  Health and Educational Facilities Auth.           5.00      8/15/2026          1,701
    14,000  Health and Educational Facilities Auth.           5.00      7/15/2027         16,101
     2,000  Health and Educational Facilities Auth.           5.00      7/15/2028          2,244
     1,935  Health and Educational Facilities Auth.           5.00      8/15/2029          2,168
     6,000  Sheboygan (INS)                                   5.00      9/01/2015          6,608
                                                                                      ----------
                                                                                          45,455
                                                                                      ----------
            Total Fixed-Rate Instruments (cost: $2,677,579)                            2,887,040
                                                                                      ----------
            PUT BONDS (5.4%)

            ARIZONA (0.4%)
    12,500  Maricopa County                                   6.00      5/01/2029         13,238
                                                                                      ----------
            CALIFORNIA (0.6%)
    17,000  Bay Area Toll Auth.                               1.23 (h)  4/01/2045         17,003
     3,000  Health Facilities Financing Auth.                 4.95      7/01/2026          3,176
                                                                                      ----------
                                                                                          20,179
                                                                                      ----------
            FLORIDA (0.9%)
     7,375  Miami-Dade County IDA                             4.00     10/01/2018          7,863
     2,250  Okeechobee County (i)                             0.65      7/01/2039          2,250
    16,000  Putnam County Dev. Auth. (INS)                    5.35      3/15/2042         18,879
                                                                                      ----------
                                                                                          28,992
                                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            ILLINOIS (0.3%)
$    7,500  Educational Facilities Auth.                     4.75%     11/01/2036     $    8,428
                                                                                      ----------
            LOUISIANA (0.2%)
     6,750  St. Charles Parish                               4.00      12/01/2040          7,446
                                                                                      ----------
            MASSACHUSETTS (0.2%)
     6,000  Dev. Finance Agency                              5.75      12/01/2042          7,335
                                                                                      ----------
            MICHIGAN (0.5%)
    15,000  Hospital Finance Auth.                           6.00      12/01/2034         18,288
                                                                                      ----------
            NEW MEXICO (1.0%)
    10,000  Farmington                                       4.75       6/01/2040         11,003
    20,000  Farmington                                       5.20       6/01/2040         22,870
                                                                                      ----------
                                                                                          33,873
                                                                                      ----------
            OHIO (0.3%)
     8,000  Air Quality Dev. Auth.                           5.75       6/01/2033          8,952
                                                                                      ----------
            PENNSYLVANIA (0.6%)
     8,800  Beaver County IDA                                2.70       4/01/2035          8,901
     1,750  Economic Dev. Financing Auth.                    2.63      12/01/2033          1,744
     8,750  Economic Dev. Financing Auth.                    2.55      11/01/2041          8,721
                                                                                      ----------
                                                                                          19,366
                                                                                      ----------
            TEXAS (0.4%)
    15,000  North Texas Tollway Auth. (PRE)                  6.00       1/01/2038         15,000
                                                                                      ----------
            Total Put Bonds (cost: $165,768)                                             181,097
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (7.4%)

            CALIFORNIA (1.8%)
    13,526  Educational Facilities Auth. (LIQ)
              (LOC - Deutsche Bank A.G.) (d)                 0.30      10/01/2037         13,526
     9,495  Inglewood USD (LIQ)(LOC - Dexia
              Credit Local) (d)                              0.77      10/15/2023          9,495
    10,220  State (LIQ)(LOC - Dexia Credit Local) (d)        0.73       2/01/2025         10,220
    18,525  State (LIQ)(LOC - Dexia Credit Local) (d)        0.63       8/01/2027         18,525
     7,535  Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                            2.75       5/01/2040          7,535
                                                                                      ----------
                                                                                          59,301
                                                                                      ----------
            COLORADO (0.3%)
     9,730  Broomfield Urban Renewal Auth. (LOC - BNP
              Paribas)                                       0.65      12/01/2030          9,730
                                                                                      ----------
            ILLINOIS (1.2%)
    41,800  State (LIQ)                                      2.00      10/01/2033         41,800
                                                                                      ----------
            KENTUCKY (0.1%)
     4,175  State Property & Buildings Commission
              (LIQ)(LOC - Dexia Credit Local) (d)            0.63       8/01/2021          4,175
                                                                                      ----------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            LOUISIANA (1.2%)
$   10,000  St. James Parish (LOC - Natixis S.A.)            0.73%     11/01/2039     $   10,000
    30,000  St. James Parish                                 0.40      11/01/2040         30,000
                                                                                      ----------
                                                                                          40,000
                                                                                      ----------
            MASSACHUSETTS (0.3%)
     8,690  Dev. Finance Agency (LOC - Sovereign Bank)       1.58       3/01/2024          8,690
                                                                                      ----------
            NEW JERSEY (1.4%)
    24,075  EDA (LIQ)(LOC - Dexia Credit Local) (d)          0.73       9/01/2022         24,075
    10,615  EDA (LIQ)(LOC - Dexia Credit Local) (d)          0.78       9/01/2025         10,615
    11,535  Washington Township Board of Education
              (INS)(LIQ) (d)                                 0.63       1/01/2028         11,535
                                                                                      ----------
                                                                                          46,225
                                                                                      ----------
            NEW YORK (0.4%)
     9,315  Dormitory Auth. (LIQ)
              (LOC - Dexia Credit Local) (d)                 0.63       5/15/2022          9,315
     2,200  MTA (LOC - KBC Bank, N.V.)                       0.36      11/01/2025          2,200
     2,575  Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
              Local) (d)                                     0.63       3/15/2024          2,575
                                                                                      ----------
                                                                                          14,090
                                                                                      ----------
            PENNSYLVANIA (0.1%)
     2,000  Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                  0.32      12/01/2020          2,000
                                                                                      ----------
            PUERTO RICO (0.3%)
     9,990  Highway and Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local) (d)                 0.68       7/01/2030          9,990
                                                                                      ----------
            TENNESSEE (0.3%)
    11,690  Tennergy Corp. (LIQ)(LOC - JPMorgan
              Chase & Co.) (d)                               0.23       5/01/2016         11,690
                                                                                      ----------
            Total Variable-Rate Demand Notes (cost: $247,691)                            247,691
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $3,091,038)                                      $3,315,828
                                                                                      ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments            $            --     $  2,887,040    $          --      $ 2,887,040
Put Bonds                                      --          181,097               --          181,097
Variable-Rate Demand Notes                     --          247,691               --          247,691
----------------------------------------------------------------------------------------------------
Total                             $            --     $  3,315,828    $          --      $ 3,315,828
----------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
December 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2012, were $250,972,000 and $26,182,000, respectively, resulting in net unrealized appreciation of $224,790,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,334,449,000 at December 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At December 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Currently the issuer is in default with respect to interest and/or principal payments.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2012, was $15,913,000, which represented 0.5% of the Fund's net assets.

(g) Security was fair valued at December 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2012.

(i) At December 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $2,250,000.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.